Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Undistributed Earnings from Foreign Subsidiaries	$ 3,000,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	8,000,000	18,000,000	3,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 3,000,000	$ 11,000,000